Provision for Income Taxes	6 Months Ended	12 Months Ended
	Feb. 28, 2017	Aug. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Income Taxes

NOTE 7 - PROVISION FOR INCOME TAXES

The Company accounts for income taxes under FASB Accounting Standard Codification ASC 740 “Income Taxes”. ASC 740 requires use of the liability method. ASC 740 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

As of February 28, 2017, the Company had net operating loss carry forwards of approximately $1,196,161 that may be available to reduce future years’ taxable income through 2037. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements as their realization has not been determined likely to occur. Also, due to the change in control, there are annual limitations on future net operating loss carry forward deductions.

NOTE 7 - PROVISION FOR INCOME TAXES

The Company accounts for income taxes under FASB Accounting Standard Codification ASC 740 “Income Taxes”. ASC 740 requires use of the liability method. ASC 740 provides that deferred tax assets and liabilities are recorded based on the differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes, referred to as temporary differences. Deferred tax assets and liabilities at the end of each period are determined using the currently enacted tax rates applied to taxable income in the periods in which the deferred tax assets and liabilities are expected to be settled or realized.

As of August 31, 2016, the Company had net operating loss carry forwards of approximately $1,021,745 that may be available to reduce future years’ taxable income through 2035. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards. Net operating losses will begin to expire in 2031.

Components of net deferred tax assets, including a valuation allowance, are as follows at August 31, 2016 and August 31, 2015:

	August 31, 2016	August 31, 2015
Deferred tax assets:
Net operating loss carry forward	$1,021,745	$1,008,666

Total deferred taxes	$357,611	$353,033
Less: valuation allowance	(357,611)	(353,033)
Net deferred tax assets	$-	$-

The valuation allowance for deferred tax assets as of August 31, 2016 was $357,611, as compared to $353,033 as of August 31, 2015. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax assets, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of May 31, 2016 and May 31, 2015.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences are as follows:

U.S federal statutory rate	35.0%
Valuation reserve	(35.0%)
Total	0.0%

Current United States income tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.